UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 17, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      78
Form 13F Information Table Value Total:	$100,330 (thousands)

List of Other Included Managers:
NONE

                                   TITLE OF                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER               CLASS        CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------             --------       -----    -------- ------- --- ---- -------  --------   ----  ------  ----
AT&T Inc.                      COM              00206R102     3131   97,634 SH      SOLE                93,014       0  4620
Amgen Inc                      COM               31162100     1092   15,440 SH      SOLE                14,230       0  1210
Apache Corp                    COM               37411105      399    6,307 SH      SOLE                 5,347       0   960
Apple Inc                      COM               37833100     2177   28,665 SH      SOLE                27,065       0  1600
Archer-Daniels-Midlnd Co       COM               39483102      580   15,324 SH      SOLE                14,584       0   740
AvalonBay Cmntys Inc.          COM               53484101      857    7,115 SH      SOLE                 6,635       0   480
Bank Of America Corporation    COM               60505104     3469   64,757 SH      SOLE                64,757       0     0
Bellsouth Corporation          COM               79860102      248    5,808 SH      SOLE                 5,808       0     0
Berkshire Hathaway Inc Cl A    CL A              84670108      479        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B    CL B              84670207     4393    1,420 SH      SOLE                 1,320       0   100
Best Buy Inc                   COM               86516101      470    8,780 SH      SOLE                 7,960       0   820
Boeing Co                      COM               97023105      252    3,200 SH      SOLE                 3,200       0     0
Burlingtn Northern Santa Fe C  COM              12189T104     1364   18,811 SH      SOLE                17,811       0  1000
Chesapeake Energy Corp         COM              165167107     1276   44,340 SH      SOLE                42,680       0  1660
CME Group, Inc.                COM              167760107      941    1,967 SH      SOLE                 1,851       0   116
Cisco Systems Inc              COM              17275R102      534   23,220 SH      SOLE                21,780       0  1440
Conocophillips                 COM              20825C104      328    5,502 SH      SOLE                 5,302       0   200
Eaton Vance Corp Non-Voting    COM NON VTG      278265103      787   27,780 SH      SOLE                26,240       0  1540
EQT Corp.                      COM              294549100      647   19,060 SH      SOLE                18,060       0  1000
Equity Residential Property    SH BEN INT       29476L107     1209   24,262 SH      SOLE                23,282       0   980
Exelon Corporation             COM              30161N101     2120   35,420 SH      SOLE                33,960       0  1460
Exxon Mobil Corporation        COM              30231G102     3540   53,397 SH      SOLE                52,197       0  1200
Firstenergy Corp               COM              337932107      279    5,000 SH      SOLE                 5,000       0     0
Fortune Brands Inc             COM              349631101      644    8,840 SH      SOLE                 8,380       0   460
Freeport-McMoRan Copper & Gold COM              35671D857     1640   31,410 SH      SOLE                29,770       0  1640
Genentech Inc                  COM NEW          368710406     1128   13,750 SH      SOLE                12,960       0   790
General Dynamics Corp          COM              369550108      786   11,260 SH      SOLE                10,380       0   880
General Electric Company       COM              369604103     1573   44,971 SH      SOLE                43,557       0  1414
Gilead Sciences Inc            COM              375558103      826   12,010 SH      SOLE                11,430       0   580
Goldman Sachs Group Inc        COM              38141G104     1459    8,860 SH      SOLE                 8,100       0   760
Google Inc Class A             CL A             38259P508      318      790 SH      SOLE                   710       0    80
Graco Incorporated             COM              384109104      217    5,560 SH      SOLE                 5,260       0   300
Great Plains Energy Inc        COM              391164100      276    8,900 SH      SOLE                 8,900       0     0
Harrah's Entmt Inc             COM              413619107     3000    4,730 SH      SOLE                 4,230       0   500
Harris Corp Del                COM              413875105      390    8,770 SH      SOLE                 8,090       0   680
Honda Motor Co Ltd Adr         AMERN SHS        438128308      947   28,170 SH      SOLE                26,610       0  1560
Honeywell Intl Inc             COM              438516106      737   18,900 SH      SOLE                17,780       0  1120
International Business Machine COM              459200101      305    3,724 SH      SOLE                 3,724       0     0
Intl Game Technology           COM              459902102      974   23,460 SH      SOLE                21,400       0  2060
iShares MSCI Japan Index Fd    MSCI JAPAN       464286848      740   56,900 SH      SOLE                54,900       0  2000
iShares Tr DJ Sel Div Inx      DJ SEL DIV INX   464287168     2959   46,461 SH      SOLE                38,021       0  8440
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT   464287234     1794   18,640 SH      SOLE                18,580       0    60
iShares Tr MSCI Eafe Index Fd  MSCI EAFE IDX    464287465    10324  155,206 SH      SOLE                150,40       0  4800
iShares Tr Cohen & Steer Re Ma COHEN&ST RLTY    464287564     6167   68,279 SH      SOLE                64,554       0  3725
iShares Tr DJ US Utilities Idx DJ US UTILS      464287697      229    2,832 SH      SOLE                 2,832       0     0
iShares Tr Dow Jones US        DJ US TELECOMM   464287713      275    9,935 SH      SOLE                 9,935       0     0
iShares Tr Dow Jones Real Esta DJ US REAL EST   464287739      445    5,762 SH      SOLE                 4,912       0   850
Johnson & Johnson              COM              478160104     2419   37,970 SH      SOLE                35,910       0  2060
Kinder Morgan, Inc.            COM              49455P101      315    3,140 SH      SOLE                 2,480       0   660
Legg Mason Inc                 COM              524901105      681    6,750 SH      SOLE                 6,400       0   350
Lehman Bros Hldgs Corp         COM              524908100      860   11,650 SH      SOLE                11,140       0   510
Limited Brands Inc             COM              532716107      638   25,060 SH      SOLE                22,720       0  2340
M & T Bank Corp                COM              55261F104      800    6,670 SH      SOLE                 6,320       0   350
Market Vectors Gold Miners ETF GOLD MINER ETF   57060U100     1028   29,310 SH      SOLE                26,320       0  2990
McDonalds Corp                 COM              580135101      214    5,478 SH      SOLE                 5,269       0   209
Mid Cap S P D R TRUST          UNIT SER 1       595635103     1740   12,717 SH      SOLE                12,717       0     0
OGE Energy Corp Hldg Co        COM              670837103      618   17,110 SH      SOLE                17,110       0     0
Oracle Corp                    COM              68389X105     1047   59,020 SH      SOLE                55,920       0  3100
Principal Financial Group      COM              74251V102      825   15,470 SH      SOLE                14,700       0   770
Procter & Gamble Co            COM              742718109     1351   22,241 SH      SOLE                21,041       0  1200
Rayonier Inc                   COM              754907103      481   12,947 SH      SOLE                12,737       0   210
Resmed Inc                     COM              761152107      282    7,000 SH      SOLE                 6,420       0   580
Sandisk Corp                   COM              80004C101      406    7,580 SH      SOLE                 7,100       0   480
Sears Hldgs Corp               COM              812350106      689    4,360 SH      SOLE                 4,110       0   250
Select Sector Consumer Staples SBI CONS STPLS   81369Y308      239   10,250 SH      SOLE                 6,650       0  3600
Select Sector Healthcare SPDR  SBI HEALTHCARE   81369Y209      316   97,940 SH      SOLE                91,340       0  6600
Select Sector Technology SPDR  SBI INT-TECH     81369Y803     3000  139,970 SH      SOLE                109,53       0 30440
Select Sector Utilities SPDR T SBI INT-UTILS    81369Y886      533   16,685 SH      SOLE                10,960       0  5725
Starbucks Corp                 COM              855244109      600   17,610 SH      SOLE                16,790       0   820
Templeton Emrgng Mkt Fd        COM              880191101     2095  111,435 SH      SOLE                94,435       0 17000
Tortoise Energy Infrastructure COM              89147L100     3403  109,825 SH      SOLE                98,725       0 11100
Travelers Companies Inc        COM              89417E109      744   16,330 SH      SOLE                15,110       0  1220
UMB Financial Corp             COM              902788108      658   18,000 SH      SOLE                18,000       0     0
US Bancorp Del                 COM NEW          902973304     1585   48,530 SH      SOLE                44,270       0  4260
United Technologies Corp       COM              913017109     1890   30,450 SH      SOLE                28,430       0  2020
Varian Medical Sys Inc         COM              92220P105      493    9,230 SH      SOLE                 8,750       0   480
Wells Fargo & Co New           COM              949746101      315    9,180 SH      SOLE                 8,660       0   520
XTO Energy Inc.                COM              98385X106     1340   32,602 SH      SOLE                30,286       0  2316